CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 3,812,000	$ 2,263,395	$ 1,230,034
Restricted cash	0	38,034	13,422
Short-term bank deposits	193,000	153,600	21,566
Other current assets	615,000	474,818	401,522
Total current assets	4,620,000	2,929,847	1,666,544
LEASE DEPOSITS	41,000	41,167	31,545
PROPERTY AND EQUIPMENT, NET	1,066,000	1,144,800	617,364
Total assets	5,727,000	4,115,814	2,315,453
LIABILITIES AND STOCKHOLDERS' DEFICIT
COMMITMENTS AND CONTINGENT LIABILITIES
CURRENT LIABILITIES:
Trade payables	539,000	586,330	250,352
Other accounts payable and accrued expenses	678,000	919,814	316,403
Total current liabilities	1,217,000	1,506,144	566,755
LIABILITY RELATED TO WARRANTS	5,775,000	2,696,051	2,817,741
STOCKHOLDERS' DEFICIT
Common Stock of $0.0001 par value - Authorized: 45,000,000 shares at March 31, 2014 and December 31, 2013; Issued and Outstanding: 22,879,368 (unaudited), 20,071,816 and 14,547,689 shares at March 31, 2014 and December 31, 2013 and 2012, respectively	2,000	2,006	1,454
Preferred Stock of $0.0001 par value - Authorized: 5,000,000 shares at March 31, 2014 and December 31, 2013; Issued and Outstanding: None at March 31, 2014, December 31, 2013 and 2012	0	0	0
Additional paid-in capital	21,720,000	19,915,313	5,001,425
Deficit accumulated during the development stage	(22,987,000)	(20,003,700)	(6,071,922)
Total stockholders' deficit	(1,265,000)	(86,381)	(1,069,043)
Total liabilities and stockholders' deficit	$ 5,727,000	$ 4,115,814	$ 2,315,453